Tangible Assets (Owned and under Finance Leases) - Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 14,216	€ 13,947	€ 12,659
Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	2,331	2,413
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	213	203	171
Land [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	16	16
Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	488	509	444
Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,768	1,835
Plant and equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	12,049	11,709	10,909
Plant and equipments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	353	365
Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	36	38	41
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	376	391	378
Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	138	125
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,054	1,097	€ 716
Construction in progress and advance payments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	56	72
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	76,251	76,696
Gross carrying amount [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,060	3,976
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	218	207
Gross carrying amount [member] | Land [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	16	16
Gross carrying amount [member] | Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,717	1,705
Gross carrying amount [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	3,391	3,330
Gross carrying amount [member] | Plant and equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	68,964	69,372
Gross carrying amount [member] | Plant and equipments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	397	394
Gross carrying amount [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	310	304
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	3,988	4,010
Gross carrying amount [member] | Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	200	164
Gross carrying amount [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,054	1,098
Gross carrying amount [member] | Construction in progress and advance payments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	56	72
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(70)	(76)
Accumulated impairment losses [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(27)	(27)
Accumulated impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(5)	(4)
Accumulated impairment losses [member] | Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		(1)
Accumulated impairment losses [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(27)	(27)
Accumulated impairment losses [member] | Plant and equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(62)	(67)
Accumulated impairment losses [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1)	(1)
Accumulated impairment losses [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(2)	(2)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		(1)
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(61,965)	(62,673)
Accumulated amortization [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,702)	(1,536)
Accumulated amortization [member] | Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,229)	(1,195)
Accumulated amortization [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,596)	(1,468)
Accumulated amortization [member] | Plant and equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(56,853)	(57,596)
Accumulated amortization [member] | Plant and equipments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(44)	(29)
Accumulated amortization [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(273)	(265)
Accumulated amortization [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(3,610)	(3,617)
Accumulated amortization [member] | Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ (62)	€ (39)